Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income
Loans	$ 337,862	$ 330,353	$ 570,466
Securitizations	14,109	24,031	23,179
Related party notes	211	3,189	3,338
Other	2,838	5,964	11,210
Total interest income	355,020	363,537	608,193
Interest expense
Securitizations and warehouses	90,485	155,150	268,063
Corporate borrowings	10,345	27,974	4,962
Other	1,946	2,482	5,334
Total interest expense	102,776	185,606	278,359
Net interest income	252,244	177,931	329,834
Noninterest income
Loan origination and sales	497,626	371,323	299,265
Securitizations	(14,862)	(70,251)	(199,125)
Servicing	(2,281)	(19,426)	8,486
Technology platform fees	191,847	90,128	0
Other	60,298	15,827	4,199
Total noninterest income (loss)	732,628	387,601	112,825
Total net revenue	984,872	565,532	442,659
Noninterest expense
Technology and product development	276,087	201,199	147,458
Sales and marketing	426,875	276,577	266,198
Cost of operations	256,980	178,896	116,327
General and administrative	498,534	237,381	152,275
Provision for credit losses	7,573	0	0
Total noninterest expense	1,466,049	894,053	682,258
Loss before income taxes	(481,177)	(328,521)	(239,599)
Income tax (expense) benefit	(2,760)	104,468	(98)
Net loss	(483,937)	(224,053)	(239,697)
Other comprehensive loss
Unrealized losses on available-for-sale securities, net	(1,351)	0	0
Foreign currency translation adjustments, net	46	(145)	(9)
Total other comprehensive loss	(1,305)	(145)	(9)
Comprehensive loss	$ (485,242)	$ (224,198)	$ (239,706)
Earnings Per Share [Abstract]
Loss per share - basic (in dollars per share)	$ (1.00)	$ (4.30)	$ (4.02)
Loss per share - diluted (in dollars per share)	$ (1.00)	$ (4.30)	$ (4.02)
Weighted average common stock outstanding - basic (in shares)	526,730,261	73,851,108	65,619,361
Weighted average common stock outstanding - diluted (in shares)	526,730,261	73,851,108	65,619,361